Segment Information (Assets for Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 2,529,871	$ 2,321,535
Large Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,108,827	1,140,317
Secondary Market Same Store
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	654,315	673,620
Non Same Store And Other
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	728,209	407,629
Corporate assets
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 38,520	$ 99,969